Document and Entity Information	Nov. 01, 2015
Prospectus:
Document Type	497
Document Period End Date	Nov. 01, 2015
Registrant Name	HENNESSY FUNDS TRUST
Central Index Key	0000891944
Amendment Flag	false
Document Creation Date	Oct. 07, 2015
Document Effective Date	Nov. 01, 2015
Prospectus Date	Feb. 27, 2015
Hennessy Cornerstone Growth Fund | Investor Class
Prospectus:
Trading Symbol	HFCGX
Hennessy Cornerstone Mid Cap 30 Fund | Investor Class
Prospectus:
Trading Symbol	HFMDX
Hennessy Cornerstone Large Growth Fund | Hennessy Cornerstone Large Growth Fund - Investor Class
Prospectus:
Trading Symbol	HFLGX
Hennessy Cornerstone Value Fund | Investor Class
Prospectus:
Trading Symbol	HFCVX
Hennessy Large Value Fund | Hennessy Large Value Fund - Investor Class
Prospectus:
Trading Symbol	HLVFX